Investee Companies and other investments (Equity Accounted Investees) (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands					1 Months Ended								12 Months Ended
	May 06, 2021 EUR (€)	May 06, 2021 ILS (₪)	Oct. 01, 2017	May 12, 2014	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 ILS (₪)	Feb. 29, 2020 EUR (€)	Feb. 29, 2020 ILS (₪)	Jul. 25, 2016 EUR (€)	Jul. 31, 2015	Jul. 16, 2015	Nov. 30, 2010	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021	Dec. 31, 2023	Mar. 27, 2023	Jul. 28, 2022	Apr. 12, 2022	Jan. 30, 2022	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 30, 2020	Dec. 23, 2019	Apr. 02, 2017 EUR (€)	Apr. 02, 2017 ILS (₪)	Feb. 23, 2017 USD ($)	Jul. 25, 2016 ILS (₪)
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds												18.75%
Issued production licenses				20 years
License Expired										May 11, 2034
Proportion of ownership interest													9.375%	9.375%
Senior debt													5.10%	5.10%		3.00%
Amount received for payment of loan					€ 5,800	₪ 22,500
Repayment of shareholders loan	€ 2,259	₪ 9,000			€ 2,560	₪ 10,250
Amount financial agreement guarantees by direct share													€ 38,900	₪ 146,000
Amount financial agreement guarantees by indirect share													€ 3,650	₪ 13,700
Claims amount payment | $																											$ 183,367,953
Percentage of average production reduced																	1.40%						5.70%	7.90%
Percentage of production increase																0.70%	1.20%	24.30%	9.40%	13.60%
Dividend distribution amount	25,400	100,000					€ 31,600	₪ 120,000
Dori Energy [Member]
Disclosure of associates [line items]
Percentage of share capital holds									10.00%			50.00%
Proportion of ownership interest													50.00%	50.00%	50.00%
Shareholders loans														₪ 66,933
Percentage decrease from Dorad Holding									10.00%
Dividend distribution amount	€ 4,770	₪ 18,750
Zorlu Enerji Elektrik Uretim A.S [Member]
Disclosure of associates [line items]
Percentage of share capital holds											25.00%
Luzon Group [Member]
Disclosure of associates [line items]
Shareholders loans														₪ 33,467
Claims amount payment																									€ 218,000	₪ 906,400
Payment received for management and entrepreneurship services									€ 11,900																			₪ 49,400
Recovery Of Amount Committed																												₪ 49,400
Eilat Ashkelon Infrastructure Services Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds			37.50%
Zorly Member
Disclosure of associates [line items]
Claims amount payment																					€ 123,000	$ 140,000
Claims interest payment amount																					38,000	43,000
Dorad [Member]
Disclosure of associates [line items]
Refund Amount In Claim																					€ 21,000	$ 24,000
Edelcom Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds									18.75%